Putnam
Diversified
Income
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98


[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "Periods of fear and uncertainty have often proved the best time to invest. . . . Since World War II, no bear market has lasted longer than two years, and nothing now suggests anything that would break the mold and subject us to a catastrophe the likes of which we haven't seen in this country since the 1930s."

                            -- SmartMoney, November 1998

* "We believe Putnam Diversified Income Trust's strategy of investing in three different fixed-income sectors is a sound one for all market environments. Over the past decade, it certainly has stood the test of time, providing investors with an average annual return in excess of 8% for class A shares at NAV since its inception.* While periods of volatility are always disconcerting, we are confident that the fund's global flexibility and Putnam's intensive credit research will enable the management team to meet any challenge head on."

                            -- Jennifer E. Leichter, fund manager

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

39 Financial statements

 * See page 9 of this report for complete performance information.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

By playing to the strengths and de-emphasizing the vulnerabilities of Putnam Diversified Income Trust's multisector portfolio, the fund's managers were able to moderate the effects of a volatile market climate during the period. Thus fiscal 1998 results, while not positive, were showing neither the sharp declines nor the solid gains of many single-sector portfolios in the prevailing environment.

Shortly after the close of the fiscal year, David L. Waldman and Jeffrey
A. Kaufman were appointed to your fund's management team. David joined Putnam in 1997 following positions with Lazard Freres Asset Management and Goldman Sachs Asset Management. He has 10 years of investment experience. Jeffrey joined Putnam in 1998. He was formerly with MFS Investment Management and Salomon Brothers and has 8 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998



Report from the Fund Managers
Jennifer E. Leichter, lead manager
Michael Martino
D. William Kohli

Throughout the 12 months ended September 30, 1998, resurgent financial and political instability in many of the world's developing countries had a dramatic effect on securities markets around the globe. As Asia's woes intensified and Russia's currency crisis hit the boiling point, each of Putnam Diversified Income Trust's three investment sectors -- U.S. taxable investment grade, foreign, and high yield -- was affected in some manner.

As a result, while your fund has had seven years of solid performance, we closed fiscal 1998 in slightly negative territory, posting a total return of -1.67% for class A shares at net asset value and -6.31% at public offering price. For complete performance information, please refer to the summary that begins on page 9.

* SUCCESSFUL STRATEGY SOMEWHAT DAMPENED BY GLOBAL FLIGHT TO QUALITY

Our strategy throughout the year was to hold firm in our emphasis on the so-called spread sectors -- those areas of the fixed-income market in which the most attractive yield resides, such as high-yield bonds, high-grade corporate issues, mortgage-backed securities, and a little bit of emerging-markets debt. Our reasoning behind this approach involves a time-tested belief that by overweighting the spread sectors in combination with some exposure to U.S. government securities, your fund's portfolio would offer the potential to outperform the broad fixed-income market in the long term.

While this approach has greatly benefited your fund since its inception, a dramatic about-face occurred in the final months of the period. The fund's U.S. Treasury securities and mortgage-backed issues became the portfolio's dominant performers as a result of a global flight to quality, while the high-yield and investment-grade corporate positions suffered a severe setback. Our focus on the core bond markets of Europe stood the fund in good stead and helped provide some much-needed ballast in the wake of capsizing emerging-markets debt.

* HIGH-YIELD BONDS BACKTRACK TO 1991 LEVELS

Seven years of price gains in the high-yield market were effectively eradicated this past summer for reasons that had more to do with global investor sentiment than with the business and economic fundamentals in the United States. Signs of recession overseas, an unexpectedly weak U.S. jobs report, lower-than-expected corporate earnings forecasts, Russia's financial collapse, and broad-based selling of high-yield debt by highly leveraged, distressed hedge funds to meet margin calls created a sky-is-falling atmosphere. In response, investors came stampeding out of just about any fixed-income security that involved credit risk. The spread between high-yield bonds and Treasury securities (the difference in yield between bonds with similar maturities) had widened by nearly 7% at period's end.

As disturbing as the market rout has been, we are holding firm in the fund's high-yield positioning for sound, fundamental reasons. The forces that pushed Treasury bonds, stocks, and high-yield bonds higher for most of the period, such as solid economic growth, healthy corporate profitability, subdued inflation, and low interest rates, remain in place and continue to provide ideal conditions for high-yield investing. Indeed, the high-yield bond sector was the top-performing global fixed-income sector through June. Merger and acquisition activity is still brisk, defaults remain low, and the fiscal health of corporate America and the U.S. government is far better than it has been in years.

[GRAPHIC OMITTED: horizontal bar chart of TOP FIVE COUNTRY ALLOCATIONS (INTERNATIONAL SECTOR)]

TOP FIVE COUNTRY ALLOCATIONS*
(INTERNATIONAL SECTOR)

United Kingdom     4.0%

France             3.8%

Germany            3.3%

Mexico             2.5%

Brazil             1.2%

Footnote reads:
*Based on net assets as of 9/30/98. Holdings will vary over time.


Bonds in the telecommunications, broadcasting, cable, and finance industries remain our primary focus. The ongoing consolidation, deregulation, and dynamic long-term growth potential of these industries bode well for companies that are focused and driven. Nextel Communications and WinStar remain favored holdings. While the securities discussed in this report were viewed favorably at the end of the period, all holdings are subject to review in accordance with the fund's investment strategy and may vary in the future.

* U.S. TREASURY BONDS WERE WORLD'S DARLINGS

Since Asia's troubles first garnered the attention of investors worldwide last October, the U.S. Treasury market has experienced a most impressive and historic rally. Investors flocked to the high credit quality of U.S. Treasury bonds throughout the fiscal period. This caused the yield on the bellwether 30-year Treasury bond -- which moves in the opposite direction from its price -- to ratchet steadily down to below 5%, a level not seen in its 21-year history. The fund's exposure to the Treasury market significantly helped performance, buoying its share price as other sectors came under considerable pressure.

Higher-yielding mortgage-backed securities, however, were our main focus in the U.S. government arena. While at times this prohibited the fund from participating fully in the Treasury market rally, our focus on securities with lower prepayment sensitivity, such as adjustable-rate, lower-coupon, and 15-year maturity mortgage-backed securities, did benefit the fund. Classified as intermediate-term maturities, the mortgage-backed issues we selected provided the portfolio with what we believed to be the most optimum duration exposure as the yield curve flattened through June and then steepened near period's end. (Duration is a measure of sensitivity to interest-rate changes.)

[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS
Transamerican Energy, senior discount notes, Series B, stepped-coupon (13s, 6/15/99), 2002

Global Crossing Holdings, 144A senior notes, 9 5/8s, 2008

Intermedia Communications, Inc., senior notes, Series B, 8.6s, 2008

FOREIGN BONDS
Germany (Federal Republic of) bonds, Series 98, 5 5/8s, 2028

France Treasury bill notes, 4 1/2s, 2003

United Kingdom Treasury bonds, 8s, 2000

U.S. INVESTMENT-GRADE SECURITIES
Federal National Mortgage Association pass-through certificates,
6 1/2s, with due dates from January 1, 2026 to August 1, 2028

Government National Mortgage Association pass-through certificates, 7s, with due dates from October 15, 2024 to August 15, 2028

U.S. Treasury Bonds, 6 1/8s, November 15, 2027


Footnote reads:
These holdings represent 25.4% of the fund's net assets as of 9/30/98. Portfolio holdings will vary over time.


* FOREIGN FOCUS REMAINED CORE EUROPE

Developed-country bonds in Europe benefited from the global flight to quality, posting solid returns in local currency terms over the period. We focused on core European markets, such as Germany, France, and Great Britain, at the expense of the higher-yielding peripheral markets, such as Spain, Italy, and Sweden, which performed better until recently. As the dollar weakened against most other major currencies this past summer, we elected to avoid hedging currencies back to the dollar as best we could. This strategy served to enhance the local foreign bond returns when translated back to dollars. The forthcoming unification of monetary policy and interest rates across 11 European countries -- and everything else that Europe's Economic and Monetary Union (EMU) promises -- convinced us to stay the course with our core European holdings.

The fund's exposure to emerging markets, although limited, hindered returns as the crisis in Asia worsened and Russia's financial system collapsed. We continue to avoid Japanese government bonds, anticipating that the sad state of economic affairs in that country may well continue for some time.

* MARKET OVERREACTION MAY HERALD MORE POSITIVE ENVIRONMENT

At the time of this writing, a good portion of the broad fixed-income market is being priced as if the domestic and global economic situation is in a dire state of affairs. We do not hold that belief. In our opinion, fundamental forces at work all over the globe -- EMU, positive budget developments in the United States and many other developed nations, low inflation, stable-to-declining interest rates, and economic recovery and/or continued growth -- are providing a positive backdrop for fixed-income investing worldwide.

Having said that, however, we are not so naive as to suggest that the current period of volatility is drawing to a close. Indeed, it may well continue in the near term. But with volatility comes the opportunity to add selectively -- at highly attractive prices -- to well-researched positions that stand to benefit from a change in market sentiment. We look forward to the challenges that may lie ahead, confident that your fund's multisector strategy will again prove its potential over the long run.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds. Investments in non-U.S. securities may be subject to certain risks such as currency fluctuations, economic instability, and political developments. Although the U.S. government guarantees the timely payment of principal and interest on some of the underlying securities, the value of the fund shares is not guaranteed and will fluctuate.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Diversified Income Trust is designed for investors seeking high current income consistent with capital preservation through U.S. government, high-yield, and international fixed-income securities.


TOTAL RETURN FOR PERIODS ENDED 9/30/98

                                Class A           Class B          Class M
(inception date)               (10/3/88)         (3/1/93)         (12/1/94)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
1 year                      -1.67%   -6.31%   -2.42%   -7.01%   -1.97%   -5.19%
------------------------------------------------------------------------------
5 years                     33.33    27.00    28.41    26.60    31.51    27.26
Annual average               5.92     4.90     5.13     4.83     5.63     4.94
------------------------------------------------------------------------------
Life of fund               133.53   122.46   115.89   115.89   126.50   119.11
Annual average               8.86     8.33     8.01     8.01     8.53     8.17
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/98

                                      Salomon Bros.
                         Lehman Bros.   Non-U.S.    First Boston   Consumer
                         Aggregate     World Govt.   High Yield     Price
                         Bond Index    Bond Index      Index        Index
------------------------------------------------------------------------------
1 year                      11.51%        10.35%       -0.52%        1.36%
------------------------------------------------------------------------------
5 years                     41.66         41.54        50.44        12.61
Annual average               7.22          7.20         8.51         2.40
------------------------------------------------------------------------------
Life of fund               143.42        139.64       176.09        36.39
Annual average               9.31          9.13        10.69         3.15
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
10/3/88

                                 Lehman Brothers
                  Fund's class A  Aggregate Bond   Consumer Price
Date              shares at POP       Index            Index

10/3/88               9,525           10,000           10,000
9/30/89              10,129           11,126           10,434
9/30/90              10,331           11,967           11,077
9/30/91              12,544           13,881           11,452
9/30/92              14,785           15,623           11,795
9/30/93              16,685           17,182           12,112
9/30/94              16,528           16,629           12,470
9/30/95              18,493           18,967           12,787
9/30/96              20,408           19,896           13,171
9/30/97              22,624           21,828           13,454
9/30/98             $22,246          $24,342          $13,639


Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $21,589 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $22,650 ($21,911 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/98

                                Class A         Class B        Class M
------------------------------------------------------------------------------
Distributions (number)             12            12               12
------------------------------------------------------------------------------
Income                          $0.6966       $0.6026          $0.6696
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Short term                       0.1115        0.1115           0.1115
------------------------------------------------------------------------------
Long term                        0.0489        0.0489           0.0489
------------------------------------------------------------------------------
  Total                         $0.8570       $0.7630          $0.8300
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV          NAV      POP
------------------------------------------------------------------------------
9/30/97                    $12.70    $13.33   $12.65      $12.67    $13.10
------------------------------------------------------------------------------
9/30/98                     11.66     12.24    11.61       11.62     12.01
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1       7.41%     7.06%    6.62%       7.13%     6.89%
------------------------------------------------------------------------------
Current 30-day SEC yield2    7.86      7.48     7.08        7.56      7.31
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index* is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Salomon Brothers Non-U.S. World Government Bond Index* is a market capitalization-weighted benchmark that tracks the performance of the government bond markets tracked by the Salomon Brothers World Government Bond Index, excluding the United States.

First Boston High Yield Index* is an unmanaged index of lower-rated, higher-yielding U.S. corporate bonds. It includes over 180 issues with an average maturity range of 7 to 10 years.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


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Report of independent accountants
For the fiscal year ended September 30, 1998

To the Trustees and Shareholders of
Putnam Diversified Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Diversified Income Trust (the "fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 17, 1998




Portfolio of investments owned
September 30, 1998

CORPORATE BONDS AND NOTES (36.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

Advertising (0.6%)
--------------------------------------------------------------------------------------------------------------------------
        $ 7,275,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $    7,638,750
          9,690,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                         9,956,475
         10,590,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                                    10,801,800
                                                                                                            --------------
                                                                                                                28,397,025

Aerospace and Defense (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,900,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                               1,795,500
          5,910,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                            5,496,300
          1,000,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                            1,060,000
          5,820,000  BE Aerospace sr. sub. notes Ser. B, 8s, 2008                                                5,703,600
          2,500,000  Derlan Industries Ltd. sr. notes 10s, 2007 (Canada)                                         2,250,000
          2,160,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                    2,116,800
          2,000,000  Sequa Corp. med. term notes 10s, 2001                                                       2,134,920
          3,670,000  United Defense Industries Inc. company guaranty
                       8 3/4s, 2007                                                                              3,679,175
                                                                                                            --------------
                                                                                                                24,236,295

Agriculture (0.3%)
--------------------------------------------------------------------------------------------------------------------------
         11,378,518  Premium Standard Farms, Inc. sr. secd. notes
                       11s, 2003 (PIK)                                                                          12,004,336
          4,790,000  Purina Mills, Inc. sr. sub. notes 9s, 2010                                                  4,694,200
                                                                                                            --------------
                                                                                                                16,698,536

Airlines (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,400,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                               3,111,000
          4,020,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                    3,457,200
          5,860,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                      5,274,000
          7,420,000  Cathay International Ltd. 144A sr. notes 13s, 2008                                          4,006,800
          3,630,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                          3,421,275
          7,970,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                          7,013,600
                                                                                                            --------------
                                                                                                                26,283,875

Apparel (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,460,000  GFSI, Inc. sr. disc. notes Ser. B, stepped-coupon,
                       zero % (11 3/8s, 9/15/04), 2009 (STP)                                                     2,337,000
          1,135,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                              1,066,900
          7,680,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                               7,219,200
          4,955,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                5,252,300
          2,215,000  William Carter Holdings Co. sr. sub. notes
                       Ser. A, 12s, 2008                                                                         2,281,450
                                                                                                            --------------
                                                                                                                18,156,850

Automotive Parts (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          6,640,000  Accuride Corp. sr. sub. notes Ser. B, 9 1/4s, 2008                                          6,374,400
          2,030,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                       2,156,875
          1,837,000  Aftermarket Technology Corp. sr. sub. notes
                       Ser. D, 12s, 2004                                                                         1,951,813
          3,975,000  Cambridge Industries, Inc. company guaranty
                       Ser. B, 10 1/4s, 2007                                                                     3,776,250
            744,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                            766,320
          5,850,000  Hayes Wheels International, Inc. 144A sr. sub. notes
                       9 1/8s, 2007                                                                              5,879,250
            980,000  Hayes Wheels International, Inc. company guaranty
                       Ser. B, 9 1/8s, 2007                                                                        950,600
          4,465,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          4,822,200
         10,075,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                    10,024,625
          5,100,000  Oxford Automotive, Inc. company guaranty
                       10 1/8s, 2007                                                                             5,023,500
          2,780,000  Safety Components International, Inc. sr. sub. notes
                       Ser. B, 10 1/8s, 2007                                                                     2,780,000
                                                                                                            --------------
                                                                                                                44,505,833

Banks (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          6,425,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                        6,232,250
          2,425,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                1,455,000
          2,000,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                      2,267,680
          5,150,000  First Nationwide Holdings sr. notes 12 1/2s, 2003                                           5,909,625
         15,150,000  Fuji JGB Inv. LLC 144A FLIRB bonds
                       9.87s, 2049 (Japan)                                                                       6,719,480
          3,330,000  Greenpoint Capital Trust I company guaranty
                       9.1s, 2027                                                                                3,592,904
          1,000,000  Korea Developmental Bank bonds
                       7 3/8s, 2004 (Korea)                                                                        779,580
          4,000,000  Korea Developmental Bank bonds
                       7 1/8s, 2001 (Korea)                                                                      3,492,040
          2,145,000  North Fork Capital Trust I company guaranty
                       8.7s, 2026                                                                                2,413,318
          1,355,000  Ocwen Capital Trust I company guaranty
                       10 7/8s, 2027                                                                             1,219,500
          2,265,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                  2,310,300
          1,195,000  Onbank & Trust Co. company guaranty 9 1/4s, 2027                                            1,411,594
          2,540,000  Peoples Heritage Capital Trust company guaranty
                       Ser. B, 9.06s, 2027                                                                       3,030,398
          2,400,000  Provident Capital Trust company guaranty 8.6s, 2026                                         2,664,168
          1,385,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                 1,462,089
          2,045,000  Sovereign Capital Trust company guaranty 9s, 2027                                           2,181,361
          1,845,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                              1,955,700
                                                                                                            --------------
                                                                                                                49,096,987

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,090,000  Koppers Industries, Inc. 144A sr. sub. notes 9 7/8s, 2007                                   1,013,700
          4,700,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                    4,512,000
          1,425,000  W. R. Carpenter North America, Inc.
                       company guaranty 10 5/8s, 2007                                                            1,403,625
                                                                                                            --------------
                                                                                                                 6,929,325

Broadcasting (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          5,875,000  Affinity Group Holdings sr. sub. notes 11 1/2s, 2003                                        5,919,063
          5,505,000  Affinity Group Holdings sr. notes 11s, 2007                                                 5,339,850
          2,800,000  Allbritton Communications Co. sr. sub. deb.
                       Ser. B, 9 3/4s, 2007                                                                      2,870,000
          6,940,000  Allbritton Communications Co. sr. sub. notes
                       Ser. B, 8 7/8s, 2008                                                                      6,870,600
             50,635  Australis Media, Ltd. sr. disc. notes stepped-coupon
                       1 3/4s, (15 3/4s 5/15/00), 2003 (In default)
                       (Australia) (STP) (PIK) (NON)                                                                   380
            856,252  Australis Media, Ltd. sr. sec. disc. notes zero %, 2000
                       (In default) (Australia) (NON)                                                              642,960
          9,495,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                      7,026,300
          6,860,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                      5,179,300
         13,055,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                           13,316,100
          1,665,000  Central European Media Enterprises Ltd. sr. notes
                       9 3/8s, 2004                                                                              1,498,500
          4,100,000  Chancellor Media Corp. sr. sub notes Ser. B, 8 1/8s, 2007                                   3,956,500
          2,914,720  Citadel Broadcasting Inc. sr. sub. notes 10 1/4s, 2007                                      3,118,750
         13,667,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                  11,070,270
          7,420,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                             7,271,600
            175,000  Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                       182,000
          9,940,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                      9,641,800
          3,000,000  Jacor Communications, Inc. company guaranty
                       Ser. B, 8 3/4s, 2007                                                                      3,075,000
          7,826,000  PHI Holdings, Inc. sr. notes 16s, 2001                                                      5,932,891
          3,635,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                    3,416,900
          5,720,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                      5,319,600
          8,650,000  Sinclair Broadcast Group, Inc. company guaranty
                       9s, 2007                                                                                  8,693,250
          1,600,000  Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                                  1,584,000
          4,300,000  Spanish Broadcasting sr. notes Ser. B, 11s, 2004                                            4,300,000
          4,915,000  TCI Satellite Entertainment, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/02), 2007 (STP)                                      2,899,850
          4,395,000  TCI Satellite Entertainment Inc. sr. sub. notes
                       10 7/8s, 2007                                                                             4,065,375
          4,275,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                     2,907,000
            970,000  TV Azteca S.A. de C.V. sr. notes Ser. A,
                       10 1/8s, 2004 (Mexico)                                                                      679,000
          3,500,000  Viacom International, Inc. sub. deb. 8s, 2006                                               3,526,250
                                                                                                            --------------
                                                                                                               130,303,089

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,040,000  American Architectural Products Corp.
                       company guaranty 11 3/4s, 2007                                                            1,876,800
          7,460,000  Atrium Companies Inc. 144A sub. notes 10 1/2s, 2006                                         7,385,400
          2,000,000  Beazer Homes USA company guaranty 8 7/8s, 2008                                              1,860,000
          2,080,000  Cia Latino Americana 144A company guaranty
                       11 5/8s, 2004 (Argentina)                                                                 1,497,600
          6,300,000  GS Superhighway Holdings sr. notes 10 1/4s, 2007                                            2,646,000
          1,870,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               785,400
          2,030,000  Jackson Products, Inc. 144A company guaranty
                       9 1/2s, 2005                                                                              1,938,650
          2,605,000  Presley Cos. sr. notes 12 1/2s, 2001                                                        2,318,450
          3,020,000  Republic Group Inc. 144A sr. sub. notes 9 1/2s, 2008                                        2,869,000
          2,985,000  Terex Term Loan B 8.18s, 2005                                                               2,955,150
                                                                                                            --------------
                                                                                                                26,132,450

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,760,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                              4,522,000
          4,260,000  Morris Material Handling, Inc. company guaranty
                       9 1/2s, 2008                                                                              3,067,200
          1,895,000  Waxman Industries Inc. sr. notes stepped-coupon
                       Ser. B, zero % (12 3/4s, 6/1/99), 2004 (STP)                                              1,762,350
                                                                                                            --------------
                                                                                                                 9,351,550

Buses (0.2%)
--------------------------------------------------------------------------------------------------------------------------
         10,880,001  MCII Holdings sec. notes stepped-coupon zero %
                       (12s, 11/15/98), 2002 (STP)                                                               8,160,000

Business Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,850,000  ATC Group Services Inc. company guaranty 12s, 2008                                          1,073,000
         11,830,000  Cex Holdings, Inc. 144A sr. sub. notes 9 5/8s, 2008                                        10,883,600
          1,475,000  Iron Mountain, Inc. med. term notes
                       company guaranty 10 1/8s, 2006                                                            1,548,750
          5,750,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                           5,577,500
          1,505,000  Outsourcing Solutions, Inc. sr. sub. notes
                       Ser. B, 11s, 2006                                                                         1,441,038
                                                                                                            --------------
                                                                                                                20,523,888

Cable Television (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          5,225,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                            4,075,500
          4,405,537  Adelphia Communications Corp. sr. notes
                       9 1/2s, 2004 (PIK)                                                                        4,559,731
          2,590,000  Charter Communications International, Inc. disc. notes
                       Ser. B, stepped-coupon zero % (14s, 3/15/01), 2007 (STP)                                  2,227,400
          2,950,000  Charter Communications International, Inc. sr. notes
                       Ser. B, 11 1/4s, 2006                                                                     3,215,500
          5,270,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                                    5,401,750
          6,500,000  CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                              7,345,000
         14,340,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                   11,507,850
         15,065,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                   10,545,500
          9,125,000  Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                       zero % (10 1/4s, 11/1/02), 2007 (STP)                                                     5,657,500
          9,755,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                           9,218,475
          1,610,000  Globo Communicacoes 144A sr. notes
                       10 5/8s, 2008 (Brazil)                                                                      821,100
          3,325,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                    1,729,000
         15,200,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2008 (Mexico) (STP)                                           11,248,000
          8,225,000  Grupo Televisa S.A. 144A sr. notes 11 7/8s, 2006 (Mexico)                                   7,484,750
          4,250,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                    4,292,500
          6,490,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon
                       zero % (14 1/4s, 6/15/00), 2005 (STP)                                                     6,035,700
          3,640,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                       zero % (13 1/2s, 8/1/99), 2004 (STP)                                                      3,567,200
          4,170,000  Supercanal Holdings S.A. 144A sr. notes
                       11 1/2s, 2005 (Argentina)                                                                 1,751,400
          5,950,000  United International Holdings sr. disc. notes Ser. B,
                       stepped-coupon zero % (10 3/4s, 2/15/03), 2008 (STP)                                      2,796,500
                                                                                                            --------------
                                                                                                               103,480,356

Cellular Communications (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            890,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                              818,800
         14,475,000  Allegiance Telecom, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (11 3/4s, 2/15/03), 2008 (STP)                                      6,224,250
          1,220,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 12/4/98), 2004 (Columbia) (STP)                                                 1,232,200
         19,177,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                         9,204,960
          8,030,000  Cencall Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 1/8s, 1/15/99), 2004 (STP)                                      7,909,550
          6,500,000  Dial Call Communications, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (10 1/4s, 12/15/98), 2005 (STP)                                     6,435,000
         10,455,000  Dobson Communications Corp. 11 3/4s, 2007                                                  10,455,000
         14,200,000  McCaw International Ltd sr. discount notes
                       stepped-coupon zero % (13s, 4/15/02), 2007 (STP)                                          7,100,000
         22,850,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                       14,509,750
          3,370,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                      1,516,500
         25,460,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (9.95s, 2/15/03), 2008 (STP)                                       15,021,400
          9,150,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (9 3/4s, 10/31/02), 2007 (STP)                                              5,490,000
          4,630,000  Price Communications Wireless Inc. 144A sr. notes
                       9 1/8s, 2006                                                                              4,537,400
          3,795,000  Sygnet Wireless, Inc. sr. notes 11 1/2s, 2006                                               4,212,450
                                                                                                            --------------
                                                                                                                94,667,260

Chemicals (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          6,650,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                6,317,500
          3,460,000  Geo Specialty Chemicals 144A sr. sub. notes
                       10 1/8s, 2008                                                                             3,321,600
          4,690,000  Huntsman Corp. 144A sr. sub. notes
                       FRN 9.03s, 2007                                                                           4,455,500
          7,000,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                           7,210,000
          1,815,000  Pioneer Americas Acquisition 144A sr. notes
                       9 1/4s, 2007                                                                              1,470,150
          6,035,000  Polytama International notes 11 1/4s, 2007
                       (Indonesia)                                                                                 905,250
          4,450,000  Sterling Chemicals Holdings sr. disc. notes stepped-
                       coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                              1,780,000
          4,790,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                               2,634,500
                                                                                                            --------------
                                                                                                                28,094,500

Coal (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          8,130,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                                         6,666,600

Computer Services and Software (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,345,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                            1,244,125
          9,490,000  IPC Information Systems sr. disc. notes stepped-coupon
                       zero % (10 7/8s, 11/1/01), 2008 (STP)                                                     6,358,300
          5,250,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                    5,250,000
          1,600,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                         1,596,000
                                                                                                            --------------
                                                                                                                14,448,425

Conglomerates (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,890,000  Axia, Inc. 144A sr. sub. notes 10 3/4s, 2008                                                5,683,850

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            660,000  Hedstrom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                            396,000
          1,960,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                                     1,489,600
          1,750,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                      1,715,000
                                                                                                            --------------
                                                                                                                 3,600,600

Consumer Non Durables (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,050,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                             924,000
          3,810,898  Imperial Holly Term Loan A 7.656s, 2003                                                     3,734,680
          2,560,000  Packaged Ice, Inc. company guaranty Ser. B, 9 3/4s, 2005                                    2,406,400
          1,040,000  United Stationer Supply, Inc. 144A sr. sub. notes
                       8 3/8s, 2008                                                                              1,037,400
            915,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                    841,800
          6,880,000  Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                                                5,848,000
                                                                                                            --------------
                                                                                                                14,792,280

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          7,506,000  Coinmach Corp. sr. notes Ser. D 11 3/4s, 2005                                               7,881,300

Containers (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,400,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                    1,372,000

Cosmetics (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          2,430,000  Chattem, Inc. company guaranty Ser. B, 8 7/8s, 2008                                         2,308,500
          1,225,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                     1,261,750
          1,800,000  French Fragrances, Inc. company guaranty
                       Ser. D, 10 3/8s, 2007                                                                     1,800,000
          6,385,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                        6,273,263
                                                                                                            --------------
                                                                                                                11,643,513

Electric Utilities (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          7,625,000  AES China Generating Co. sr. notes 10 1/8s,
                       2006 (China)                                                                              5,718,750
          7,520,000  Cleveland Electric Illuminating Co. bonds 6.86s, 2008                                       7,595,200
          2,800,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                           3,200,932
          7,460,000  Long Island Lighting Co. deb. 9s, 2022                                                      8,620,925
          3,985,000  Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                            5,160,734
         16,920,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                           20,988,752
          7,550,000  Niagara Mohawk Power Corp. sr. notes Ser. G,
                       7 3/4s, 2008                                                                              8,052,755
          2,860,000  Niagara Mohawk Power Corp. sr. notes Ser. F,
                       7 5/8s, 2005                                                                              2,978,290
          2,498,933  Northeast Utilities System notes Ser. A, 8.58s, 2006                                        2,711,667
          2,307,692  Northeast Utilities System notes Ser. B, 8.38s, 2005                                        2,407,615
                                                                                                            --------------
                                                                                                                67,435,620

Electronic Components (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,210,000  Celestica International Ltd. 144A sr. sub. notes
                       10 1/2s, 2006 (Canada)                                                                    2,342,600
          1,806,704  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                            1,788,637
          1,916,986  Cirent Semiconductor 144A sr. sub. notes
                       10.14s, 2004                                                                              1,897,816
          1,200,000  Details, Inc. sr. discount notes stepped-coupon
                       Ser. B, zero % (12 1/2s, 11/15/02), 2007 (STP)                                              660,000
          1,500,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                              1,440,000
          2,760,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                           2,511,600
          5,440,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                             5,181,600
          8,655,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                              8,222,250
          1,585,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                         1,585,000
            700,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   728,000
          7,295,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                      7,076,150
          1,040,000  Samsung Electronics 144A company guaranty
                       9 3/4s, 2003                                                                                764,400
          4,920,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                4,526,400
          7,465,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                           4,628,300
                                                                                                            --------------
                                                                                                                43,352,753

Energy-Related (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                         160,500
          1,900,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                        1,919,000
          3,540,000  Gothic Production Corp. company guaranty
                       Ser. B, 11 1/8s, 2005                                                                     2,584,200
          9,535,000  Panda Global Energy Co. company guaranty
                       12 1/2s, 2004 (Cayman Islands)                                                            5,721,000
          2,710,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                     2,493,200
          5,260,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                          5,102,200
                                                                                                            --------------
                                                                                                                17,980,100

Entertainment (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,850,000  Six Flags Corp. sr. sub. notes 12 1/4s, 2005                                                3,106,500
          5,000,000  United Artist Term Loan C 8.688s, 2007                                                      4,956,250
          6,790,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                     6,280,750
                                                                                                            --------------
                                                                                                                14,343,500

Environmental Control (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          7,270,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                       zero % (11.3s, 6/1/02), 2007 (STP)                                                        5,379,800
          3,645,000  Allied Waste Industries, Inc. company guaranty
                       10 1/4s, 2006                                                                             3,973,050
                                                                                                            --------------
                                                                                                                 9,352,850

Financial Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          6,120,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                5,508,000
          1,500,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                              1,427,100
          1,425,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                        1,470,867
          2,100,000  Dine S.A. de C.V. 144A company guaranty
                       8 3/4s, 2007 (Mexico)                                                                     1,365,000
         22,355,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/2s, 3/01/03), 2008 (STP)                                             8,494,900
          5,405,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                             4,324,000
          4,455,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                     3,430,350
          2,890,000  Investors Capital Trust I company guaranty
                       Ser. B, 9.77s, 2027                                                                       3,258,475
          2,800,000  Local Financial Corp. 144A sr. notes 11s, 2004                                              2,828,000
          2,665,000  Nationwide Credit Inc. 144A sr. notes 10 1/4s, 2008                                         2,531,750
          4,055,000  Resource America Inc. 144A sr. notes 12s, 2004                                              3,385,925
            920,000  Sampoerna International Finance Co. 144A
                       company guaranty 8 3/8s, 2006 (Indonesia)                                                   377,200
          2,750,000  SRI Receivables Purchase 144A notes 12 1/2s, 2000                                           2,805,000
          2,900,000  Superior Financial 144A sr. notes 8.65s, 2003                                               2,922,765
                                                                                                            --------------
                                                                                                                44,129,332

Food and Beverages (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          6,030,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D,
                       9 7/8s, 2007                                                                              6,452,100
          1,885,000  Canandaigua Wine Co. sr. sub. notes Ser. C,
                       8 3/4s, 2003                                                                              1,922,700
          3,855,000  Fleming Companies, Inc. company guaranty Ser. B,
                       10 1/2s, 2004                                                                             3,739,350
          6,900,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                          6,417,000
          7,190,000  Windy Hill Pet Food Co. sr. sub. notes 9 3/4s, 2007                                         7,261,900
                                                                                                            --------------
                                                                                                                25,793,050

Food Chains (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          7,510,000  Ameriserve Food Co. company guaranty
                       10 1/8s, 2007                                                                             6,608,800
          6,830,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                           6,010,400
          2,640,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                     1,188,000
                                                                                                            --------------
                                                                                                                13,807,200

Gaming (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          7,020,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                            7,458,750
          4,785,000  Autotote Corp. company guaranty Ser. B,
                       10 7/8s, 2004                                                                             4,641,450
          6,785,000  Coast Hotels & Casinos, Inc. company guaranty
                       Ser. B, 13s, 2002                                                                         7,599,200
          8,804,200  Colorado Gaming & Entertainment Co. sr. notes
                       12s, 2003                                                                                 9,376,473
          6,040,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                             4,107,200
          7,650,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                              7,917,750
          2,085,000  Isle of Capri Black Hawk LLC 1st mortgage
                       Ser. B, 13s, 2004                                                                         2,085,000
          9,593,000  Louisiana Casino Cruises Corp. 1st mtge.
                       11 1/2s, 1998                                                                             9,593,000
          8,495,000  Mohegan Tribal Gaming Auth. sr. notes Ser. B,
                       13 1/2s, 2002                                                                            10,533,800
          2,550,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                                   1,657,500
          6,000,000  Sun International Hotels Ltd. company guaranty
                       9s, 2007                                                                                  6,120,000
          2,500,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                          2,087,500
          9,130,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                          9,221,300
          3,840,000  Trump Holdings & Funding Corp. sr. notes
                       15 1/2s, 2005                                                                             3,840,000
                                                                                                            --------------
                                                                                                                86,238,923

Health Care (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,940,000  Extendicare Health Services, Inc. company guaranty
                       9.35s, 2007                                                                               4,693,000
          1,510,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                                   1,457,150
          5,980,000  Global Health Sciences company guaranty 11s, 2008                                           5,202,600
          5,460,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/2s, 2007                                                                              5,296,200
          5,880,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                              5,644,800
          6,660,000  Magellan Health Services, Inc. 144A sr. sub. notes 9s, 2008                                 5,661,000
          2,410,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       stepped-coupon zero % (10 1/2s, 11/1/02), 2007 (STP)                                      1,313,450
         15,360,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       Ser. B, 9 1/2s, 2007                                                                     14,131,200
          9,350,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                    7,724,409
            220,000  MedPartners, Inc. sr. sub.notes 6 7/8s, 2000                                                  186,058
         12,585,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                               11,829,900
          9,195,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                              8,459,400
          2,420,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                      1,815,000
          3,600,000  PharMerica, Inc. company guaranty 8 3/8s, 2008                                              3,240,000
          7,645,000  Sun Healthcare Group, Inc. sr. sub. notes
                       Ser. B, 9 1/2s, 2007                                                                      6,880,500
          2,860,000  Sun Healthcare Group, Inc. 144A sr. sub. notes
                       9 3/8s, 2008                                                                              2,545,400
                                                                                                            --------------
                                                                                                                86,080,067

Lodging (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  Coast Hotels & Casinos, Inc. company guaranty
                       Ser. B, 10 7/8s, 2001                                                                     2,060,000
          3,640,000  Epic Resorts LLP 144A sr. notes 13s, 2005                                                   3,458,000
         11,190,000  HMH Properties, Inc. company guaranty Ser. B,
                       7 7/8s, 2008                                                                             11,050,125
          6,300,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                   6,520,500
          3,500,000  John Q Hammons Hotels, Inc. 1st mtge. 9 3/4s, 2005                                          3,465,000
          3,855,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                             3,546,600
          4,390,000  Raintree Resorts International, Inc. sr. notes
                       Ser. B, 13s, 2004                                                                         3,292,500
                                                                                                            --------------
                                                                                                                33,392,725

Machinery (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          3,750,000  Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                          3,300,000

Medical Supplies and Devices (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          4,395,000  ALARIS Medical Systems, Inc. company guaranty
                       9 3/4s, 2006                                                                              4,087,350
          2,930,000  Conmed Corp. company guaranty 9s, 2008                                                      2,761,525
          4,660,000  Dade International, Inc. sr. sub. notes Ser. B,
                       11 1/8s, 2006                                                                             5,009,500
          6,100,000  Fresenius Medical Capital Trust II company guaranty
                       7 7/8s, 2008 (Germany)                                                                    5,642,500
          2,105,000  Imagyn Medical Technologies, Inc. company guaranty
                       12 1/2s, 2004                                                                               578,875
          2,155,000  Kinetic Concepts, Inc. company guaranty Ser. B,
                       9 5/8s, 2007                                                                              2,133,450
          3,900,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                          3,982,875
          6,160,000  Mediq, Inc. 144A sr. sub. notes 11s, 2008                                                   5,790,400
          4,915,000  Wright Medical Technology, Inc. 144A notes Ser. C,
                       11 3/4s, 2000                                                                             4,398,925
                                                                                                            --------------
                                                                                                                34,385,400

Metals and Mining (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,140,000  Acindar Industria Argentina de Aceros S.A. bonds
                       11 1/4s, 2004 (Argentina)                                                                   775,200
          3,535,000  Anker Coal Group, Inc. sr. notes Ser. B, 9 3/4s, 2007                                       2,191,700
          2,705,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                        2,353,350
                                                                                                            --------------
                                                                                                                 5,320,250

Motion Picture Distribution (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,810,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                         4,497,350
          6,115,000  Cinemark USA, Inc. sr. sub. notes Ser. B,
                       9 5/8s, 2008 (Mexico) (PIK)                                                               6,237,300
            800,000  Cinemark USA, Inc. sr. sub. notes Ser. D,
                       9 5/8s, 2008 (Mexico) (PIK)                                                                 816,000
          4,410,000  Silver Cinemas Intl.144A sr. sub. notes 10 1/2s, 2005                                       4,200,525
                                                                                                            --------------
                                                                                                                15,751,175

Office Equipment (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          5,650,000  U.S. Office Products Co. 144A sr. sub notes
                       9 3/4s, 2008                                                                              4,717,750

Oil and Gas (1.6%)
--------------------------------------------------------------------------------------------------------------------------
         10,930,000  Abraxas Petroleum Corp. 144A
                       company guaranty Ser. D, 11 1/2s, 2004                                                    8,525,400
            730,000  American Eco Corp. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                547,500
          3,500,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                2,975,000
            625,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                   490,625
          8,110,000  Chesapeake Energy Corp. company guaranty
                       Ser. B, 9 5/8s, 2005                                                                      7,136,800
          1,550,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                               1,410,500
          3,950,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                               3,436,500
          3,180,000  Dailey Petroleum Services Corp. company guaranty
                       9 1/2s, 2008                                                                              1,908,000
          3,490,000  Eagle Geophysical, Inc. 144A sr. notes 10 3/4s, 2008                                        3,071,200
            770,000  Gothic Energy Corp. sr. disc. notes Ser. B, stepped-coupon
                       zero % (14 1/8s, 5/1/03), 2006 (STP)                                                        308,000
          3,080,000  Michael Petroleum Corp. sr. notes Ser. B, 11 1/2s, 2005                                     2,741,200
          4,035,000  Northern Offshore 144A company guaranty
                       10s, 2005                                                                                 2,985,900
          5,755,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                         4,604,000
          2,865,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                        2,334,975
          2,590,000  Southwest Royalties, Inc. company guaranty
                       10 1/2s, 2004                                                                             1,372,700
         47,660,000  Transamerican Energy sr. disc. notes Ser. B, stepped-coupon
                       zero % (13s, 6/15/99), 2002 (STP)                                                        22,876,800
         19,465,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                       10,705,750
          5,152,000  TransTexas Gas Corp. sr. sub. notes Ser. D,
                       13 3/4s, 2001                                                                             4,894,400
                                                                                                            --------------
                                                                                                                82,325,250

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,830,000  AEP Industries, Inc. sr. notes 9 7/8s, 2007                                                 1,756,800
          3,290,000  Huntsman Packaging Corp. company guaranty
                       9 1/8s, 2007                                                                              3,125,500
                                                                                                            --------------
                                                                                                                 4,882,300

Paging (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,955,000  Mobile Telecommunications Tech. sr. notes
                       13 1/2s, 2002                                                                             2,189,600
            900,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                     333,000
          2,180,000  Pagemart Nationwide, Inc. sr. disc. notes
                       stepped-coupon zero % (15s, 2/1/00), 2005 (STP)                                           1,929,300
                                                                                                            --------------
                                                                                                                 4,451,900

Paper and Forest Products (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          4,864,990  Alabama River Newsprint Co. bank loan notes
                       FRN 7.562s, 2002                                                                          4,329,841
          3,750,000  APP Finance II Mauritius Ltd. bonds sr. disc. notes stepped-coupon zero %, (16s, 2/15/04), 2049
                       (Indonesia) (STP)                                                                         1,875,000
            550,000  APP International Finance Co. notes 11 3/4s, 2005
                       (Netherlands)                                                                               324,500
            815,000  Florida Coast Paper LLC 1st mtge. Ser. B,
                       12 3/4s, 2003                                                                               770,175
          5,280,000  Impac Group Inc. 144A sr. sub. notes 10 1/8s, 2008                                          4,989,600
         14,410,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                       10s, 2007 (Indonesia)                                                                     6,268,350
         12,305,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                 4,922,000
         10,660,000  PT Pabrik Kertas Tjiwi Kimia company guaranty
                       10s, 2004 (Indonesia)                                                                     4,530,500
          7,640,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                        4,813,200
          2,640,000  Repap New Brunswick 144A sr. notes 9s, 2004 (Canada)                                        2,409,000
         13,760,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                            11,420,800
          6,640,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                             6,042,400
                                                                                                            --------------
                                                                                                                52,695,366

Pharmaceuticals (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,020,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                       3,979,800

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,550,000  Panavision Inc. 144A sr. disc. notes stepped-coupon
                       zero % (9 5/8s, 2/1/02), 2006 (STP)                                                         883,500

Publishing (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,150,000  American Media Operation, Inc. sr. sub. notes
                       11 5/8s, 2004                                                                             4,295,250
          5,270,000  Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                       8 3/4s, 2009                                                                              5,111,900
             50,000  Hollinger International Publishing, Inc. company guaranty
                       9 1/4s, 2007                                                                                 51,375
          4,520,000  Perry-Judd company guaranty 10 5/8s, 2007                                                   4,339,200
          3,595,000  Tri State Media, Inc. 144A sr. sub. notes 11s, 2008                                         3,496,138
          2,925,000  Von Hoffman Press Inc. 144A sr. sub. notes 10 3/8s, 2007                                    2,968,875
                                                                                                            --------------
                                                                                                                20,262,738

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          7,900,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                           4,187,000
          4,420,000  TFM S.A. de C.V. company guaranty
                       10 1/4s, 2007 (Mexico)                                                                    4,110,600
                                                                                                            --------------
                                                                                                                 8,297,600

Real Estate (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            960,000  Bluegreen Corp. company guaranty Ser. B,
                       10 1/2s, 2008                                                                               873,600
          4,296,875  Patriot Amer Hosp Term Loan B 8 1/8s, 2003 (R)                                              4,210,938
                                                                                                            --------------
                                                                                                                 5,084,538

Recreation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          6,250,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                  6,125,000

Restaurants (--%)
--------------------------------------------------------------------------------------------------------------------------
          2,200,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                         2,332,000

Retail (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          9,190,000  Amazon.com Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 05/01/03), 2008 (STP)                                                               5,054,500
          3,990,000  Fred Meyer, Inc. company guaranty 7.45s, 2008                                               4,189,899
          2,080,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                             1,965,600
          4,600,000  K mart Corp. pass-thru certificates Ser. 95K4,
                       9.35s, 2020                                                                               4,750,144
          2,900,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                  3,059,500
          1,680,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                  1,625,400
          7,890,000  North Atlantic Trading Co. co. guaranty Ser. B,
                       11s, 2004                                                                                 7,337,700
            840,000  Service Merchandise Co., Inc. sr. sub. deb. 9s, 2004                                          504,000
                                                                                                            --------------
                                                                                                                28,486,743

Satellite Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          5,955,000  American Mobile Satellite Corp. company guaranty
                       12 1/4s, 2008                                                                             3,424,125
          2,018,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/8s, 3/15/00), 2004 (STP)                                      1,775,840
          3,200,000  Esat Holdings Ltd. 144A sr. notes stepped-coupon
                       zero % (12 1/2s, 2/01/02), 2007 (Ireland) (STP)                                           2,048,000
          5,530,000  Golden Sky Systems 144A sr. sub. notes 12 3/8s, 2006                                        5,530,000
         17,320,000  ICG Services, Inc. sr. disc. notes stepped-coupon
                       zero % (9 7/8s, 5/1/03), 2008 (STP)                                                       7,967,200
          5,695,000  Iridium LLC/Capital Corp. company guaranty
                       Ser. B, 14s, 2005                                                                         5,068,550
            790,000  Iridium LLC/Capital Corp. company guaranty
                       Ser. A, 13s, 2005                                                                           695,200
          5,000,000  Primestar Bank Loan 8 5/8s, 2004                                                            4,850,000
          2,915,000  Satelites Mexicanos S.A. de C.V. 144A sr. notes
                       10 1/8s, 2004 (Mexico)                                                                    1,982,200
          4,992,000  Satelites Mexicanos S.A. de C.V. 144A company guaranty
                       FRB 9.06s, 2004 (Mexico)                                                                  4,887,260
                                                                                                            --------------
                                                                                                                38,228,375

Semiconductors (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,441,060  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008                                                                              3,045,338
          9,090,000  Fairchild Semiconductor Corp. sr. sub. notes
                       10 1/8s, 2007                                                                             8,181,000
                                                                                                            --------------
                                                                                                                11,226,338

Shipping (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,530,000  International Shipholding Corp. sr. notes 7 3/4s, 2007                                      1,392,300
          4,760,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                     4,902,800
          2,430,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                           1,968,300
          1,000,000  Pegasus Shipping 144A 11 7/8s, 2008                                                           960,000
                                                                                                            --------------
                                                                                                                 9,223,400

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
          4,690,000  Decora Industries, Inc. 144A sr. sec. notes 11s, 2005                                       4,127,200
          3,460,000  Eye Care Centers of America 144A sr. sub. notes
                       9 1/8s, 2008                                                                              2,906,400
                                                                                                            --------------
                                                                                                                 7,033,600

Steel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          5,500,000  Ameristeel Corp. company guaranty Ser. B,
                       8 7/8s, 2008                                                                              5,060,000
          8,150,000  Ispat Mexicana, S.A. 144A bonds 10 3/8s, 2001 (Mexico)                                      6,825,625
          3,350,000  WHX Corp. sr. notes 10 1/2s, 2005                                                           3,082,000
                                                                                                            --------------
                                                                                                                14,967,625

Telecommunications (4.4%)
--------------------------------------------------------------------------------------------------------------------------
            590,000  21st Century Telecom Group, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                                300,900
          4,590,000  Barak I.T.C. sr. disc. notes Ser. B, stepped-coupon zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                  2,340,900
          3,630,000  Caprock Communications Corp. 144A sr. notes
                       12s, 2008                                                                                 3,267,000
          1,360,000  Consorcio Ecuatoiano notes 14s, 2002 (Ecuador)                                                720,800
          4,910,000  Covad Communications Group sr. disc. notes Ser. B,
                       zero % (13 1/2s, 3/15/03), 2008 (STP)                                                     1,964,000
          2,420,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                          2,250,600
          9,465,000  Focal Communications Corp. sr. disc. notes, Ser. B, stepped-
                       coupon zero % (12 1/8s, 2/15/03), 2008 (STP)                                              4,732,500
         23,120,000  Global Crossing Holdings 144A sr. notes 9 5/8s, 2008                                       22,542,000
          5,395,000  GST Equipment Funding sr. notes 13 1/4s, 2007                                               5,664,750
          5,931,000  GST Telecommunications, Inc. company guaranty stepped-
                       coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                             4,270,320
         15,260,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                       7,401,100
          2,790,000  Hermes Europe Railtel 144A sr. notes 11 1/2s, 2007
                       (Netherlands)                                                                             2,929,500
          2,990,000  Hyperion Telecommunication Corp. sr. disc. notes Ser. B,
                       stepped-coupon zero % (13s, 4/15/01), 2003 (STP)                                          2,063,100
          6,205,000  Hyperion Telecommunications, Corp. sr. notes Ser. B,
                       12 1/4s, 2004                                                                             6,111,925
          9,350,000  ICG Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (10s, 2/15/03), 2008 (STP)                                                         4,441,250
          6,410,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (STP)                                                            4,999,800
          6,030,000  Interact Systems, Inc. 144A stepped-coupon zero %
                       (14s, 8/1/99), 2003 (STP)                                                                   723,600
          2,900,000  Intelcom Group (USA), Inc. company guaranty stepped-
                       coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                               2,066,250
            770,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                       (12s, 2/1/01), 2006 (STP)                                                                   504,350
         10,275,000  Intermedia Communications, Inc. sr. disc. notes Ser. B,
                       stepped-coupon zero % (11 1/4s, 7/15/02), 2007 (STP)                                      7,295,250
         21,820,000  Intermedia Communications, Inc. sr. notes
                       Ser. B, 8.6s, 2008                                                                       21,601,800
          6,115,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8 1/2s, 2008                                                                              6,023,275
          5,600,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                            5,544,000
         13,080,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                     6,016,800
          8,835,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (11 7/8s, 10/15/02), 2007 (STP)                                                    4,505,850
          3,020,000  L-3 Communications Corp. sr. sub. notes
                       Ser. B, 10 3/8s, 2007                                                                     3,299,350
          1,870,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                        1,895,713
          1,550,000  MetroNet Communications sr. notes 12s, 2007                                                 1,650,750
          2,150,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02), 2007
                       (Canada) (STP)                                                                            1,300,750
          8,850,000  MetroNet Communications Corp. sr. disc. notes zero %
                       (9.95s, 6/15/03), 2008 (Canada) (STP)                                                     4,889,625
          3,310,000  Microcell Telecommunications sr. disc. notes Ser. B, stepped-coupon zero % (14s, 12/1/01), 2006
                       (Canada) (STP)                                                                            2,350,100
            890,000  Netia Holdings B.V. 144A company guaranty stepped-
                       coupon zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                       364,900
          1,570,000  Netia Holdings B.V. 144A company guaranty
                       10 1/4s, 2007 (Poland)                                                                    1,193,200
          7,050,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                       6,486,000
         19,990,000  NTL Inc. 144A sr. notes stepped-coupon zero %
                       (9 3/4s, 4/01/03), 2008 (STP)                                                            12,093,950
          5,260,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                         3,892,400
          5,245,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                       4,038,650
          9,710,000  Telecom Tech, Inc. 144A sr. sub. notes 9 3/4s, 2008                                         8,836,100
         12,080,000  Teligent, Inc. sr. disc. notes Ser. B, stepped-coupon zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                             4,711,200
          6,760,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                      5,205,200
         10,360,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                            10,411,800
          3,820,000  Versatel Teleco 144A sr. notes 13 1/4s, 2008                                                3,629,000
          5,610,000  WinStar Communications. Inc. 144A sr. sub. notes
                       15s, 2007                                                                                 5,497,800
          9,700,000  WinStar Communications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                         6,402,000
          3,340,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                       2,338,000
          2,750,000  Winstar Equipment Corp. company guaranty
                       12 1/2s, 2004                                                                             2,502,500
                                                                                                            --------------
                                                                                                               223,270,608

Telephone Services (2.4%)
--------------------------------------------------------------------------------------------------------------------------
         12,180,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                  10,109,400
          1,820,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                              1,055,600
         15,295,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                   11,930,100
          9,055,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                             9,824,675
          8,230,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                4,485,350
          2,800,000  E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                                       3,024,000
          9,790,000  E. Spire Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 4/1/01), 2006 (STP)                                                      7,220,125
          2,690,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                    2,340,300
          2,830,000  IDT Corp. sr. notes 8 3/4s, 2006                                                            2,490,400
          6,500,000  Ionica Group PLC sr. disc. notes stepped-coupon
                       zero % (15s, 5/1/02), 2007 (United Kingdom) (STP)                                           390,000
          3,343,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                      3,577,010
          3,120,000  MJD Communications Inc. 144A FRN 10s, 2008                                                  3,120,000
          3,915,000  MJD Communications, Inc. 144A sr. sub. notes
                       9 1/2s, 2008                                                                              3,915,000
          6,810,000  Pathnet, Inc. 144A sr. notes 12 1/4s, 2008                                                  5,175,600
         10,430,000  Primus Telecommunications Group, Inc. sr. notes
                       Ser. B, 9 7/8s, 2008                                                                      9,074,100
          9,570,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                           5,311,350
          3,000,000  RCN Corp. sr. disc. notes stepped-coupon zero %
                       (11s, 7/1/03), 2008 (STP)                                                                 1,530,000
          4,960,000  RCN Corp. sr. discount notes, stepped-coupon
                       Ser. B, zero % (9.8s, 2/15/03), 2008 (STP)                                                2,628,800
         10,167,000  RSL Communications, Ltd. company guaranty
                       12 1/4s, 2006                                                                            10,522,845
          4,190,000  RSL Communications Ltd. company guaranty, stepped-
                       coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                               2,136,900
          2,805,000  RSL Communications Ltd. company guaranty
                       9 1/8s, 2008                                                                              2,412,300
          2,760,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 8/15/01), 2006 (STP)                                                     2,401,752
          2,120,000  Sprint Spectrum L.P. sr. notes 11s, 2006                                                    2,385,000
          1,800,000  Transtel S.A. 144A pass through certificates
                       12 1/2s, 2007 (Colombia)                                                                    720,000
          2,980,000  US Xchange LLC 144A sr. notes 15s, 2008                                                     2,965,100
         12,660,000  Viatel, Inc. 144A sr. notes 11 1/4s, 2008                                                  12,027,000
                                                                                                            --------------
                                                                                                               122,772,707

Textiles (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          8,130,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                             6,991,800
          1,725,000  Polymer Group, Inc. company guaranty
                       Ser. B, 9s, 2007                                                                          1,651,688
          2,560,000  Polymer Group, Inc. company guaranty Ser. B,
                       8 3/4s, 2008                                                                              2,425,600
                                                                                                            --------------
                                                                                                                11,069,088

Transportation (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,820,000  Coach USA, Inc. 144A company guaranty 9 3/8s, 2007                                          1,820,000
          1,775,000  Eletson Holdings, Inc. 1st pfd. mtge. notes
                       9 1/4s, 2003 (Greece)                                                                     1,748,375
          5,320,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                               5,320,000
                                                                                                            --------------
                                                                                                                 8,888,375

Utilities (--%)
--------------------------------------------------------------------------------------------------------------------------
          1,025,000  CMS Energy Corp. pass through certificates 7s, 2005                                         1,031,119

Wireless Communications (0.2%)
--------------------------------------------------------------------------------------------------------------------------
          3,815,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                               2,021,950
          2,920,000  CTI Holdings S.A. 144A sr. notes stepped-coupon
                       zero %, (11 1/2s, 4/15/03), 2008 (STP)                                                    1,109,600
          4,730,000  Dobson Wireline Co. 144A sr. notes 12 1/4s, 2008                                            4,540,800
          4,250,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                       3,995,000
          2,085,000  Telesystem International Wireless Inc. sr. disc. notes Ser. C,
                       stepped-coupon zero %, (10 1/2s, 11/1/02), 2007 (STP)                                       969,525
                                                                                                            --------------
                                                                                                                12,636,875
                                                                                                            --------------
                     Total Corporate Bonds and Notes
                       (cost $2,339,844,753)                                                                $1,886,641,927

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (18.8%)
--------------------------------------------------------------------------------------------------------------------------
        $17,462,075  Federal Home Loan Mortgage Corp. 7s, July 1, 2012                                      $   17,945,774
                     Federal National Mortgage Association
         11,040,000    7s, Dwarf, TBA, October 15, 2013                                                         11,333,222
        107,225,000    6s, Dwarf, TBA, October 15, 2013                                                        108,330,490
                     Federal National Mortgage Association
                       Pass-through certificates
        360,944,496    6 1/2s, with due dates from January 1, 2026 to
                       August 1, 2028                                                                          367,047,628
          2,821,501    6 1/2s, Dwarf, with due dates from
                       September 1, 2010 to July 15, 2013                                                        2,880,555
                     Government National Mortgage Association
                       Pass-through certificates
         56,608,889    8s, with due dates from May 15, 2024 to
                       December 15, 2027                                                                        58,983,807
        107,991,205    7 1/2s, with due dates from December 15, 2022 to
                       August 15, 2026                                                                         111,966,370
        252,557,778    7s, with due dates from October 15, 2024 to
                       August 15, 2028                                                                         260,693,736
         21,621,449    6 1/2s, with due dates from August 15, 2027 to
                       May 15, 2028                                                                             22,102,374
                     Government National Mortgage Association
                       Adjusted Rate Mortgages
             48,930    7s, October 20, 2024                                                                         50,108
            941,229    5 1/2s, April 20, 2028                                                                      943,287
                                                                                                            --------------
                                                                                                               962,277,351

U.S. Treasury Obligations (5.8%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
         22,050,000    8 1/8s, August 15, 2019 (SEG)                                                            30,204,972
         12,430,000    6 3/8s, August 15, 2027 (SEG)                                                            14,679,084
        181,240,000    6 1/8s, November 15, 2027 (SEG)                                                         208,935,284
         21,863,000    5 1/2s, August 15, 2028                                                                  23,632,591
         19,100,000  U.S. Treasury Notes 5 5/8s, May 15, 2008                                                   20,890,625
                                                                                                            --------------
                                                                                                               298,342,556
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $973,706,244)                                                                  $1,260,619,907

FOREIGN GOVERNMENT BONDS AND NOTES (10.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
FRF     644,100,000  France Treasury bill notes 4 1/2s, 2003                                                $  119,230,890
FRF     185,510,000  France (Government of) bonds 5 1/2s, 2029                                                  36,163,279
FRF     198,350,000  France (Government of) bonds 5 1/2s, 2007                                                  39,339,688
DEM     241,400,000  Germany (Federal Republic of) bonds
                       Ser. 98, 5 5/8s, 2028                                                                   162,644,877
USD       3,045,000  Korea (Republic of) unsub. 8 7/8s, 2008                                                     2,557,800
NLG      38,620,000  Netherlands (Government of) bonds
                       7 1/2s, 2023                                                                             28,293,830
GBP      16,925,000  United Kingdom Treasury bonds 8s, 2021                                                     41,585,146
GBP      64,345,000  United Kingdom Treasury bonds 8s, 2000                                                    114,433,349
VEB       7,071,000  Venezuela (Government of) 13 5/8s, 2018                                                     4,635,041
RUB     186,740,000  U.S. Dollar GKO Pass Through Structured Note
                       (Issued by Deutsche Bank. The principle at
                       redemption is linked to the bid price for the
                       Russian Treasury Bill at maturity, and the change in
                       the spot rate of the Russian Ruble from issue date.)
                       zero %, 1998 (In default)                                                                 1,751,621
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $516,424,050)                                                                  $  550,635,521

COLLATERALIZED MORTGAGE OBLIGATIONS (10.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $11,635,000  Chase Mortgage Finance Corp. 6 3/4s, 2028                                              $   12,005,411
            917,888  Citicorp Mortgage Securities, Inc. Ser. 92-14M,
                       Class M, 7 1/2s, 2022                                                                       925,919
                     Commercial Mortgage Acceptance Corp.
         15,750,000    Ser. 97-ML1, Class D, 7.11s, 2030                                                        16,611,328
        190,969,811    Ser. 97-ML1, Interest Only (IO), 0.962s, 2017                                            10,942,570
         17,000,000    Ser. 98-C2, Class D, 6.757s, 2009                                                        17,409,063
         16,405,000  Countrywide Mortgage Backed Securities, Inc.
                       Ser. 93-C, Class A8, 6 1/2s, 2024                                                        16,684,213
                     Criimi Mae Commercial Mortgage Trust
         52,655,000    Ser. 98-C1, Class A2, 7s, 2011                                                           53,872,647
         21,110,000    Ser. 98-C1, Class B, 7s, 2011                                                            20,710,889
        216,771,774  Deutsche Mortgage & Asset Receiving Corp.
                       Ser. 98-C1, Class X, IO, 1.254s, 2031                                                    14,225,648
         26,031,643  Fannie Mae Ser. 93-251, Class Z, 6 1/2s, 2023                                              26,023,508
                     Fannie Mae Strip
         45,797,939    Ser. 290, Class 2, 6 1/2s, 2024                                                           7,399,230
         12,503,607    Ser. 93-251, Class Z, 6 1/2s, 2023                                                       11,243,478
          7,098,690    Ser. 294, Class 1, zero %, 2028                                                           6,332,253
                     First Union-Lehman Brothers Commercial Mortgage
         16,405,000    Ser. 97-C2, Class D, 7.12s, 2012                                                         16,757,451
         20,480,000    Ser. 98-C2, Class D, 6.778s, 2013                                                        20,277,600
         23,350,000    Ser. 97-C2, Class A3, 6.65s, 2008                                                        24,686,240
         11,845,000    Ser. 97-C2, Class A2, 6.6s, 2007                                                         12,463,624
        108,955,291    Ser. 97-C2, IO, 1.092s, 2027                                                              9,444,211
                     Freddie Mac
          6,475,000    Ser. 2040, Class PE, 7 1/2s, 2028                                                         7,376,126
          4,625,000    Ser. 1439, Class I, 7 1/2s, 2022                                                          5,144,951
          6,345,872    Ser. 1717, Class L, 6 1/2s, 2024                                                          6,700,844
                     Freddie Mac Strip
         30,524,466    Ser. 195, IO 7 1/2s, 2028                                                                 3,572,316
         66,702,970    Ser. 194, IO 6 1/2s, 2028                                                                11,224,859
         15,264,949    Ser. 199, IO 6 1/2s, 2028                                                                 2,568,805
         30,354,015    Ser. 195, Principal Only (PO) zero %, 2028                                               27,717,010
                     GMAC Commercial Mortgage Securities Inc.
         22,455,000    Ser. 98-C2, Class D, 6 1/2s, 2031                                                        22,306,762
        274,720,795    Ser. 98-C2, Class X, IO, 0.823s, 2031                                                    12,630,718
          7,443,000  Government National Mortgage Association
                       Ser. 97-8 Class PE, 7 1/2s, 2027                                                          8,098,914
                     GS Mortgage Securities Corp. II
          9,030,000    Ser. 98-GLII, Class D, 7.191s, 2031                                                       9,171,094
         16,490,000    Ser. 98-GLII, Class A2, 6.562s, 2031                                                     17,304,194
                     Merrill Lynch Mortgage Investors, Inc.
          7,476,000    7.782s, 2025                                                                              8,030,859
          4,196,000    Ser. 98-C2, Class D, 14.045s, 2030                                                        4,356,628
                     Morgan Stanley Capital I
          5,190,000    Ser. 98-WF1, Class D, 7.12s, 2008                                                         5,395,978
          5,125,000    Ser. 98-XL1, Class E, 6.989s, 2030                                                        5,326,797
                     Mortgage Capital Funding, Inc.
         15,361,000    Ser. 98-MC1, Class A2, 6.663s, 2008                                                      16,229,857
        240,293,437    Ser. 98-MC1, Class X, IO, 0.722s, 2009                                                   10,700,567
         16,451,425  PNC Mortgage Securities Corp. Ser. 97-6, Class A2,
                       6.6s, 2027                                                                               16,615,940
          6,219,383  Prudential Home Mortgage Securities Ser. 93-57,
                       Class A4, 5.9s, 2023                                                                      6,255,891
         26,815,112  Residential Asset Securitization Trust Ser. 98, Class A8,
                       6 3/4s, 2028                                                                             27,666,701
         13,320,000  Residential Funding Mortgage Sec. I Ser. 98-S13, Class A21,
                       6 3/4s, 2028                                                                             14,001,584
          9,540,757  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                         9,684,250
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $552,683,225)                                                                  $  556,096,928

BRADY BONDS (4.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $92,045,000  Brazil (Government of) disc. bonds
                       FRB 6.625s, 2024                                                                     $   54,306,550
            620,000  Brazil (Republic of) FRB Ser. L, 6.938s, 2012                                                 310,000
         77,400,000  Bulgaria (Government of) Ser. A, FRB,
                       2 1/2s, 2012                                                                             35,700,750
FRF      34,170,000  Ivory Coast -- 144A FLIRB collateralized
                       FRB 2s, 2018                                                                              1,160,044
FRF      34,170,000  Ivory Coast -- PDI bonds FRB 1.9s, 2018                                                     1,312,681
        $25,410,000  Panama (Republic of) deb. FRB 4s, 2014                                                     17,787,000
         70,965,000  Peru (Government of) 144A Ser. PDI, 4s, 2017                                               35,659,913
        103,040,000  United Mexican States sec. Ser. B, 6 1/4s, 2019                                            75,219,200
         26,425,000  Venezuela (Government of) Ser. W-A,
                       6 3/4s, 2020                                                                             17,308,375
                                                                                                            --------------
                     Total Brady Bonds (cost $280,834,883)                                                  $  238,764,513

PREFERRED STOCKS (3.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,406  21st Century Telecom Group 144A $13.75
                       cum. pfd. (PIK)                                                                      $    1,124,800
             87,500  AmeriKing, Inc. $3.25 pfd. (PIK)                                                            2,187,500
                 61  Anvil Holdings Ser. B, $3.25 pfd. (PIK)                                                         1,281
            132,400  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                         3,376,200
             22,570  Capstar Broadcasting Inc. 144A $12.00 pfd. (PIK)                                            2,572,980
            130,000  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                               3,640,000
             99,570  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                               5,376,780
             44,966  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                       5,081,158
              2,835  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                          2,480,625
            118,189  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                         13,000,790
            109,800  Diva Systems Corp. Ser. C, $6.00 pfd.                                                       1,207,800
              1,625  E. Spire Communications, Inc. 12.75% pfd. (PIK)                                             1,348,750
              1,512  Echostar Communications, Inc. Ser. B, 12.125% pfd.  (PIK)                                   1,459,080
            172,935  Fitzgeralds Gaming Co. $3.75 pfd. (NON)                                                       864,675
              2,000  Fresenius Medical Care AG. 9.00%, pfd. (Germany)                                            1,990,000
             10,907  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                11,016,070
              2,280  Hyperion Telecommunications Ser. B, $12.875 pfd. (PIK)                                      1,869,600
              8,514  ICG Holdings, Inc. $14.25 pfd. (Canada)                                                     8,939,700
              9,157  ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                                         9,431,710
              8,830  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                          9,889,600
              6,211  IXC Communications, Inc. $12.50 pfd. (PIK)                                                  6,614,715
             56,799  Nebco Evans Holding Co. 144A 11.25% pfd. (PIK)                                              3,691,935
             18,144  NEXTEL Communications, Inc. Ser. D, 13.00%
                       cum. pfd. (PIK)                                                                          19,232,640
              5,732  NEXTEL Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                      5,617,360
            178,211  Nextlink Communications, Inc. 144A $7.00 cum. pfd.                                          9,266,972
                862  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                          8,189,000
             35,996  Public Service Co. of New Hampshire $2.65
                       1st mtge. pfd.                                                                              917,898
             28,300  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                                           3,367,700
             16,500  Sinclair Broadcast Group, Inc. $11.625 cum. pfd.                                            1,716,000
              9,329  Spanish Broadcasting Systems 14.25% cum. pfd. (PIK)                                         9,142,420
              6,279  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                    376,740
             32,000  Von Hoffman Corp. 144A $13.50 pfd.                                                            992,000
              6,080  WinStar Communications, Inc. 144A $14.25 pfd. (PIK)                                         5,472,000
                                                                                                            --------------
                     Total Preferred Stocks (cost $168,265,059)                                              $ 161,456,479

ASSET-BACKED SECURITIES (1.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $12,195,000  Chemical Master Credit Card Trust Ser. 95-2,
                       Class A, 6.23s, 2003                                                                 $   12,473,168
         16,934,846  First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                                17,138,594
          6,242,862  Green Tree Recreational Equipment & Cons
                       Ser. 97-B, Class A1, 6.55s, 2028                                                          6,418,931
         10,000,000  Morgan Stanley Aircraft Finance Ser. 1A, Class C1,
                       6.9s, 2023                                                                               10,706,250
         19,960,735  Sasco 98 Rf2 A 8.58s, 2028                                                                 21,750,964
         12,322,646  Sasco P/p 144a 8.712s, 2027                                                                13,481,745
                                                                                                            --------------
                     Total Asset-Backed Securities (cost $80,365,134)                                       $   81,969,652

UNITS (1.6%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
              2,960  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/03), 2003 (In Default) (Australia) (STP) (NON)                        $       22,200
              3,630  Bestel S.A.de CV units, stepped-coupon zero %
                       (12 3/4s,5/15/03), 2005 (STP)                                                             2,032,800
              3,630  Birch Telecom, Inc. 144A units 14s, 2008                                                    3,194,400
                877  Celcaribe S.A. 144A units stepped-coupon zero %
                       (13 1/2s, 12/4/98), 2004 (Colombia) (STP)                                                17,540,000
             15,328  Diva Systems Corp. 144A units stepped-coupon zero %
                       (13s, 5/15/01), 2008 (STP)                                                                5,211,520
             15,550  Firstworld Communication 144A units stepped-coupon
                       zero % (13s,4/15/03), 2008 (STP)                                                          4,665,000
              6,100  ICO Global Communications Ltd. units 15s, 2005                                              4,758,000
              9,530  Long Distance International, Inc. 144A units
                       12 1/4s, 2008                                                                             9,148,800
              4,350  Mediq 144A units, 13s, 2009                                                                 2,175,000
              2,090  Onepoint Communications, Inc. units 14 1/2s, 2008                                           1,525,700
              6,600  Pegasus Shipping 144A units company guaranty
                       zero %, 2008                                                                              3,036,000
             10,490  Rhythms Netcon 144A units stepped-coupon zero %
                       (13 1/2s, 5/15/03), 2008 (STP)                                                            4,196,000
              3,980  Signature Brands USA, Inc. units 13s, 2002                                                  4,537,200
              8,690  Startec Global Communications Corp. units 12s, 2008                                         7,516,850
              2,980  Telehub Communications Corp. units stepped-coupon
                       zero %, (13 7/8s, 7/31/02), 2005 (STP)                                                    1,579,400
              5,260  Transam Refinance, Inc. 144A units 16s, 2003                                                3,524,200
              3,945  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                 4,142,250
             23,198  XCL Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006 (PIK)                                        2,134,216
                                                                                                            --------------
                     Total Units (cost $90,476,574)                                                         $   80,939,536

CONVERTIBLE BONDS AND NOTES (0.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $ 5,045,000  APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                       (United Kingdom)                                                                     $    2,976,550
         13,060,000  APP Global Finance Ltd. 144A cv. company guaranty
                       3 1/2s, 2003 (United Kingdom)                                                             4,962,800
          4,200,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                              3,822,000
          2,782,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                       coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                             3,616,600
          2,310,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                              1,559,250
          6,230,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                       4,298,700
          7,835,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                        10,185,500
                                                                                                            --------------
                     Total Convertible Bonds and Notes
                       (cost $36,506,394)                                                                   $   31,421,400

COMMON STOCKS (0.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            145,780  American Mobile Satellite Corp. (NON)                                                  $      765,345
              1,750  AmeriKing, Inc. (NON)                                                                          70,000
            198,372  Celcaribe S.A. 144A (Colombia)                                                              1,190,232
            172,600  CellNet Data Systems, Inc. (NON)                                                            1,035,600
            120,810  Chattem, Inc. (NON)                                                                         3,299,623
            252,474  Chesapeake Energy Corp.                                                                       299,813
             45,000  Exide Corp.                                                                                   517,500
              3,026  Finlay Enterprises, Inc. (NON)                                                                 25,343
             32,500  French Fragrances Inc. (NON)                                                                  235,625
             40,032  Hedstrom Holdings, Inc. 144A                                                                   50,040
              7,541  IFINT Diversified Holdings 144A (NON)                                                          56,558
              8,280  Lady Luck Gaming Corp. (NON)                                                                   43,469
                844  Mothers Work, Inc. (NON)                                                                        9,073
            235,748  NEXTEL Communications, Inc. Class A (NON)                                                   4,759,163
                900  Paging Do Brazil Holdings Co., LLC Class B, (Brazil) (NON)                                          9
              1,942  Premium Holdings L.P. 144A (NON)                                                                7,768
            979,968  PSF Holdings LLC Class A (acquired various dates from
                       8/31/94 to 3/16/95, cost $34,291,491) (NON) (RES) (AFF)                                  17,169,039
             31,004  RSL Communications, Ltd. Class A (NON)                                                        840,984
                                                                                                            --------------
                     Total Common Stocks (cost $49,558,106)                                                 $   30,375,184

WARRANTS (0.3%) (a)(NON)                                                                        EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
              9,355  Allegiance Telecom, Inc.                                                   2/3/08      $      149,680
              5,955  American Mobile Satellite Corp.                                            4/1/08              28,048
            185,000  Becker Gaming Corp. 144A                                                   11/15/00             1,850
             44,363  Capital Gaming International, Inc.                                         2/1/99               1,775
             28,657  Cellnet Data Systems, Inc.                                                 9/15/07          1,146,280
            130,000  CGA Group Ltd. 144A                                                        2/11/07              2,600
              4,390  Club Regina, Inc. 144A                                                     4/15/06             26,340
             15,295  Colt Telecommunications Group PLC                                          12/31/06         4,588,500
             12,400  Comunicacion Cellular 144A (Colombia)                                      11/15/03           818,400
              1,345  Concentric Network Corp.                                                   12/15/07           121,050
             51,502  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00             19,313
              9,350  County Seat Holdings, Inc.                                                 10/15/98               187
              4,930  Covad Communications Group 144A                                            3/15/08             49,300
              4,650  Diva Systems Corp.                                                         5/15/06          1,302,000
            111,775  DTI Holdings Inc.                                                          3/1/08             111,775
                 70  E. Spire Communications, Inc.                                              11/1/05              4,900
             10,155  Econophone, Inc. 144A                                                      7/1/07             558,525
              3,640  Epic Resorts                                                               6/15/05                 36
              3,200  Esat Holdings, Inc. (Ireland)                                              2/1/07             112,000
              6,850  Fitzgerald Gaming Co. 144A                                                 3/15/99                685
              5,350  Globalstar Telecom 144A                                                    2/15/04            133,750
             11,465  Hyperion Telecommunications 144A                                           4/15/01            484,282
             65,538  Intelcom Group 144A                                                        10/15/05         1,769,526
              6,030  Interact Systems, Inc.                                                     8/1/03                  60
              8,050  Intermedia Communications                                                  6/1/00             835,510
              2,780  International Wireless Communications
                       Holdings 144A                                                            8/15/01                278
              6,500  Iridium World Com 144A                                                     7/15/05            780,000
              9,460  KMC Telecom Holdings, Inc.                                                 4/15/08            151,360
              8,835  Knology Holdings, Inc. 144A                                                10/15/07            13,253
              8,025  Louisiana Casino Cruises, Inc. 144A                                        12/1/98            425,325
             14,715  McCaw International Ltd.                                                   4/15/07             58,860
              1,550  Metronet Communications 144A                                               8/15/07             43,400
              1,390  MGC Communications, Inc. 144A                                              10/1/04             68,777
             21,500  NEXTEL Communications Inc.                                                 4/25/99                215
              4,250  Orbital Imaging Corp. 144A                                                 3/1/05             170,000
              8,485  Orion Network Systems                                                      1/15/07             97,578
             13,800  Pagemart, Inc. 144A                                                        12/31/03           110,400
              6,810  Pathnet, Inc. 144A                                                         4/15/08            102,150
              7,360  Paxson Communications Corp. 144A                                           6/30/03                 74
             28,800  Powertel, Inc.                                                             2/1/06             201,600
             37,527  President Riverboat Casinos, Inc.                                          9/30/99              3,753
              3,450  Spanish Broadcasting Systems 144A                                          6/30/99            707,250
              2,160  Sterling Chemicals Holdings                                                8/15/08             45,360
             14,235  UIH Australia/Pacific, Inc. 144A                                           5/15/06             71,175
              3,820  Versatel 144A                                                              5/15/08             38,200
              6,375  Wireless One, Inc.                                                         10/19/00                64
              1,001  Wright Medical Technology, Inc. 144A                                       6/30/03             65,038
                                                                                                            --------------
                     Total Warrants (cost $8,550,830)                                                       $   15,420,482

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             29,800  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $    2,149,325
             25,210  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                              378,150
                230  Paxson Communications Corp. 144A cv. pfd. (PIK)                                             2,300,000
              2,126  XCL Ltd 144A Ser. A, 9.50% cv. cum. pfd.                                                      195,592
                                                                                                            --------------
                     Total Convertible Preferred Stocks
                       (cost $7,117,598)                                                                    $    5,023,067

SHORT-TERM INVESTMENTS (5.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Asset Securitization Cooperative Corp. effective yield
                       of 5.6%, October 2, 1998                                                             $   49,992,222
         15,000,000  Corporate Receivables Corp. effective yield of 5.42%,
                       October 6, 1998                                                                          14,988,708
         25,000,000  Corporate Receivables Corp. effective yield of 5.4%,
                       October 26, 1998                                                                         24,906,250
         29,610,000  Falcon Asset Securitization Corp. effective yield of 5.53%,
                       October 19, 1998                                                                         29,527,832
         32,250,000  Federal Home Loan Mortgage Corp. effective yield of 5.36%,
                       November 6, 1998                                                                         32,082,945
         25,000,000  Morgan (J.P.) & Co. Inc. effective yield of 5 1/2%,
                       October 16, 1998                                                                         24,942,708
         50,000,000  Sheffield Receivables Corp. effective yield of 5.59%,
                       October 15, 1998                                                                         49,891,306
         62,614,000  Interest in $750,000,000 joint repurchase agreement dated September 30,1998 with Goldman Sachs & Co.
                       due October 1, 1998 with respect to various U.S. Treasury
                       obligations-maturity value of $62,623,479 for an
                       effective yield of 5.45%                                                                 62,623,479
                                                                                                            --------------
                     Total Short-Term Investments (cost $288,955,450)                                       $  288,955,450
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,393,288,300) (b)                                            $5,188,320,046
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,124,629,185.

  (b) The aggregate identified cost on a tax basis is $5,397,447,964, resulting in gross unrealized appreciation and depreciation of $211,339,597 and $420,467,515, respectively, or net unrealized depreciation of $209,127,918.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30,1998 was $17,169,039 or 0.3% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(AFF) Affiliated Companies (Note 5).

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1998.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at September 30,1998, which are subject to change based on the terms of the security.

   (R)Real Estate Investment Trust.

      Diversification by Country

      Distribution of investments by country of issue at September 30,1998 (as percentage of Market Value)

            Brazil             1.2%
            Canada             1.1
            France             3.8
            Germany            3.3
            Mexico             2.5
            United Kingdom     4.0
            United States     79.3
            Others             4.8
                             -----
            Total            100.0%
                             =====

-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at September 30, 1998
(aggregate face value $607,576,889)
                                                                  Unrealized
                                     Aggregate Face   Delivery   Appreciation/
                       Market Value      Value          Date    (Depreciation)
-------------------------------------------------------------------------------
Australian Dollars      $ 1,754,987   $ 1,720,758     12/16/98   $    34,229
Danish Krone             26,907,165    25,633,023     12/16/98     1,274,142
Deutschemarks           229,770,108   221,746,811     12/16/98     8,023,297
Italian Lira             81,946,068    78,906,116     12/16/98     3,039,952
Japanese Yen            165,473,449   168,772,131     12/16/98   (3,298,682)
Spanish Peseta           46,179,109    44,137,456     12/16/98     2,041,653
Swedish Krona            67,117,830    66,660,594     12/16/98       457,236
-------------------------------------------------------------------------------
                                                                 $11,571,827
-------------------------------------------------------------------------------

Forward Currency Contracts to Sell at September 30, 1998
(aggregate face value $892,267,748)
                                                                  Unrealized
                          Market     Aggregate Face   Delivery   Appreciation/
                           Value         Value          Date    (Depreciation)
-------------------------------------------------------------------------------
British Pounds         $144,973,289  $143,442,617     12/16/98  $ (1,530,672)
Deutschemarks           385,349,758   371,658,788     12/16/98   (13,690,970)
Dutch Guilder            28,440,010    27,509,190     12/16/98      (930,820)
French Franc            188,862,366   180,575,550     12/16/98    (8,286,816)
Japanese Yen            165,994,709   169,081,603     12/16/98     3,086,894
-------------------------------------------------------------------------------
                                                                $(21,352,384)
-------------------------------------------------------------------------------

Futures Contracts Outstanding at September 30, 1998
                                     Aggregate Face  Expiration    Unrealized
                         Total Value     Value          Date     Appreciation
-------------------------------------------------------------------------------
U.S. Treasury Bond
20 yr. (Long)          $335,376,781  $322,415,853      Dec.-98   $12,960,928
-------------------------------------------------------------------------------

TBA Sales Commitments at September 30, 1998
(proceeds receivable $107,632,044)
                                       Principal     Settlement     Market
Agency                                   Amount         Date        Value
-------------------------------------------------------------------------------
FNMA 6.5s, October 2028              $107,030,000     10/14/98  $108,835,596
GNMA 8s, October 2028                   3,400,000     10/21/98     3,542,358
-------------------------------------------------------------------------------
                                                                $112,377,954
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $5,393,288,300) (Note 1)    $5,188,320,046
-----------------------------------------------------------------------------------------------
Cash                                                                                 15,484,091
-----------------------------------------------------------------------------------------------
Foreign currency (cost $1,510,366)                                                    1,583,954
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            85,217,898
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               25,228,029
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      138,702,696
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                       11,571,827
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                        532,177
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                       2,921,828
-----------------------------------------------------------------------------------------------
Total assets                                                                      5,469,562,546

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    186,649,467
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           11,571,085
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          7,213,906
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              432,738
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           56,183
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              8,685
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                4,415,247
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           329,019
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                          21,352,384
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $107,632,044)                  112,377,954
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  526,693
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   344,933,361
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,124,629,185

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $5,435,631,893
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (18,502,646)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                              (86,151,365)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                       (206,348,697)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $5,124,629,185

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,911,024,526 divided by 163,871,941 shares)                                           $11.66
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $11.66)*                                  $12.24
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,174,769,548 divided by 187,293,005 shares)**                                         $11.61
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,019,477,311 divided by 87,699,097 shares)                                            $11.62
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $11.62)*                                  $12.01
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class Y share
($19,357,800 divided by 1,659,655 shares)                                                $11.66
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                          $ 453,511,653
-----------------------------------------------------------------------------------------------
Dividends                                                                            19,361,052
-----------------------------------------------------------------------------------------------
Total investment income                                                             472,872,705

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     28,525,765
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        8,217,900
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       91,185
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         34,794
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 5,169,035
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                23,327,027
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 4,669,378
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 249,900
-----------------------------------------------------------------------------------------------
Registration fees                                                                       112,583
-----------------------------------------------------------------------------------------------
Auditing                                                                                164,921
-----------------------------------------------------------------------------------------------
Legal                                                                                   210,115
-----------------------------------------------------------------------------------------------
Postage                                                                                 510,254
-----------------------------------------------------------------------------------------------
Other                                                                                   389,280
-----------------------------------------------------------------------------------------------
Total expenses                                                                       71,672,137
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,714,087)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         69,958,050
-----------------------------------------------------------------------------------------------
Net investment income                                                               402,914,655
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1, 3 and 5) (including realized
loss of $24,431,167 on sales of investments in affiliated issuers)                  (87,707,221)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      24,382,804
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                  1,015,376
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (91,585,547)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                    4,598,488
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures,
written options, and TBA sale commitments during the year                          (364,633,761)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (513,929,861)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(111,015,206)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  402,914,655  $  297,161,877
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                      (153,894,588)     29,558,499
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                       (360,035,273)    117,233,998
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                          (111,015,206)    443,954,374
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                        (114,992,046)   (138,128,131)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (113,025,405)   (141,702,029)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (53,202,027)     (9,536,880)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (1,263,192)       (768,670)
---------------------------------------------------------------------------------------------------------------
From net realized gain
    Class A                                                                         (26,647,112)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (29,842,995)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (8,746,851)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (238,299)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   579,106,761     820,638,498
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        120,133,628     974,457,162

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 5,004,495,557   4,030,038,395
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $18,502,646 and
$50,209,102, respectively)                                                       $5,124,629,185  $5,004,495,557
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                       Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.70           $12.29           $11.99           $11.64           $12.82
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .99(c)           .89(c)           .89              .95              .78
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.17)             .39              .30              .36             (.88)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.18)            1.28             1.19             1.31             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.70)            (.87)            (.89)            (.80)            (.71)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --             (.12)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.16)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --             (.08)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.16)            (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.86)            (.87)            (.89)            (.96)           (1.08)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.66           $12.70           $12.29           $11.99           $11.64
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (1.67)           10.86            10.35            11.89             (.93)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,911,024       $2,104,971       $1,845,901       $1,597,034       $1,539,076
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .97              .99             1.02             1.01             1.01
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            7.88             7.17             7.32             8.22             7.96
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             188.75           250.93           304.39           235.88           201.53
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                        Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.65           $12.24           $11.95           $11.61           $12.79
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .89(c)           .79(c)           .80              .88              .72
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          (1.17)             .40              .29              .33             (.91)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.28)            1.19             1.09             1.21             (.19)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.60)            (.78)            (.80)            (.72)            (.65)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --             (.10)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.16)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                    --               --               --               --             (.08)
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.15)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.76)            (.78)            (.80)            (.87)            (.99)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $11.61           $12.65           $12.24           $11.95           $11.61
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                           (2.42)           10.08             9.47            11.01            (1.62)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,174,770       $2,366,410       $2,135,148       $1,795,456       $1,644,860
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.72             1.74             1.77             1.76             1.76
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            7.13             6.42             6.57             7.46             8.05
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             188.75           250.93           304.39           235.88           201.53
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Dec. 1, 1994+
operating performance                                                        Year ended September 30               to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $12.67           $12.27           $11.97           $11.34
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .96(c)           .82(c)           .86              .78
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                           (1.18)             .43              .31              .63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 (.22)            1.25             1.17             1.41
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.67)            (.85)            (.87)            (.65)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.16)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --               --             (.13)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.83)            (.85)            (.87)            (.78)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.62           $12.67           $12.27           $11.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                            (1.97)           10.59            10.12            12.90 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $1,019,477         $513,351          $46,327          $14,751
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.22             1.24             1.28             1.07 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             7.69             6.88             7.09             6.30 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              188.75           250.93           304.39           235.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                   Year ended           July 1, 1996+
operating performance                                                                      September 30           to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.70           $12.29           $12.07
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  1.03(c)           .93(c)           .24
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                            (1.18)             .38              .20
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.15)            1.31              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.73)            (.90)            (.22)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.16)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                      --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                   --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.89)            (.90)            (.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $11.66           $12.70           $12.29
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                             (1.40)           11.14             3.70*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $19,358          $19,763           $2,662
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .72              .74              .19*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              8.15             7.29             1.95*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               188.75           250.93           304.39
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
September 30, 1998

Note 1
Significant accounting policies

Putnam Diversified Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers, which determine valuations for normal, institutional-size trading units of such securities using methods based on market translations for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments including restricted securities are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended September 30, 1998, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At September 30, 1998, the fund had a capital loss carryover of approximately $22,379,000 available to offset future net capital gain, if any, which will expire on September 30, 2006.

L) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, defaulted bond interest, paydown gains and losses on mortgage-backed securities, market discount, and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1998, the fund reclassified $88,725,529 to decrease undistributed net investment income and $2,899,151 to increase paid-in-capital, with a decrease to accumulated net realized loss on investments of $85,826,378. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1998, fund expenses were reduced by $1,714,087 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,550 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $688,746 and $2,577,007 from the sale of class A and class M shares, respectively and $4,361,652 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $64,104 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $6,762,098,609 and $5,649,902,318, respectively. Purchases and sales of U.S. government obligations aggregated $3,182,609,994 and $4,008,566,780, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the period are summarized as follows:

                                                   Contract          Premiums
                                                   Amounts           Received
-----------------------------------------------------------------------------
Written options
outstanding at
beginning of
period                                          42,695,000          $ 531,553
-----------------------------------------------------------------------------
Options opened                                  88,900,000            483,823
-----------------------------------------------------------------------------
Options expired                                         --                 --
-----------------------------------------------------------------------------
Options closed                                (131,595,000)        (1,015,376)
-----------------------------------------------------------------------------
Written options
outstanding at
end of period                                           --          $      --
-----------------------------------------------------------------------------

Note 4
Capital shares

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                           Year ended
                                                       September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     36,293,097      $ 453,137,516
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,882,014         98,183,326
-----------------------------------------------------------------------------
                                                44,175,111        551,320,842

Shares
repurchased                                    (46,064,113)      (574,132,635)
-----------------------------------------------------------------------------
Net decrease                                    (1,889,002)     $ (22,811,793)
-----------------------------------------------------------------------------

                                                           Year ended
                                                       September 30, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     50,428,499      $ 623,873,227
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,448,328         91,808,396
-----------------------------------------------------------------------------
                                                57,876,827        715,681,623

Shares
repurchased                                    (42,338,783)      (523,016,705)
-----------------------------------------------------------------------------
Net increase                                    15,538,044       $192,664,918
-----------------------------------------------------------------------------

                                                           Year ended
                                                       September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     37,418,693      $ 466,071,389
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,604,144         94,361,790
-----------------------------------------------------------------------------
                                                45,022,837        560,433,179

Shares
repurchased                                    (44,854,315)      (557,097,611)
-----------------------------------------------------------------------------
Net increase                                       168,522        $ 3,335,568
-----------------------------------------------------------------------------

                                                           Year ended
                                                       September 30, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     48,992,431       $603,519,098
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,385,800         90,713,708
-----------------------------------------------------------------------------
                                                56,378,231        694,232,806

Shares
repurchased                                    (43,686,864)      (538,188,308)
-----------------------------------------------------------------------------
Net increase                                    12,691,367       $156,044,498
-----------------------------------------------------------------------------

                                                           Year ended
                                                       September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     82,461,493     $1,026,199,238
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      349,509          4,341,133
-----------------------------------------------------------------------------
                                                82,811,002      1,030,540,371

Shares
repurchased                                    (35,639,555)      (433,252,902)
-----------------------------------------------------------------------------
Net increase                                    47,171,447      $ 597,287,469
-----------------------------------------------------------------------------

                                                           Year ended
                                                       September 30, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     38,634,020       $478,951,730
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      272,797          3,355,307
-----------------------------------------------------------------------------
                                                38,906,817        482,307,037

Shares
repurchased                                     (2,156,006)       (26,629,199)
-----------------------------------------------------------------------------
Net increase                                    36,750,811       $455,677,838
-----------------------------------------------------------------------------

                                                           Year ended
                                                       September 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        828,036       $ 10,404,282
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      120,519          1,501,491
-----------------------------------------------------------------------------
                                                   948,555         11,905,773

Shares
repurchased                                       (845,466)       (10,610,256)
-----------------------------------------------------------------------------
Net increase                                       103,089        $ 1,295,517
-----------------------------------------------------------------------------

                                                           Year ended
                                                       September 30, 1997
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,357,348        $16,476,493
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       62,495            768,670
-----------------------------------------------------------------------------
                                                 1,419,843         17,245,163

Shares
repurchased                                        (80,288)          (993,919)
-----------------------------------------------------------------------------
Net increase                                     1,339,555        $16,251,244
-----------------------------------------------------------------------------

Note 5
Transactions with Affiliated Companies

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                         Purchase         Sales  Dividend         Market
Affiliates                   cost          cost    Income          Value
------------------------------------------------------------------------
Name of affiliates
------------------------------------------------------------------------
PSF Holdings L.L.C. CL A      $--   $        --       $--    $17,169,039
------------------------------------------------------------------------
Grand Union                    --    24,485,117        --             --
------------------------------------------------------------------------
Total                         $--   $24,485,117       $--    $17,169,039
------------------------------------------------------------------------


Federal tax information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.

The fund has designated 0.43% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Steven M. Oristaglio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

Michael Martino
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Diversified Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

AN028 47020 075/387/803/2BC 11/98